Analysis of Allowance for Doubtful Debt (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 5,771	¥ 40,070	¥ 10,416
Provision	16,933	117,564	32,199	¥ 9,913
Write-off of accounts receivable	(5,588)	(38,797)	(1,097)
Balance at the end of the year	11,653	80,910	40,070	¥ 10,416
Allowance for Account Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision	$ 11,470	¥ 79,637	¥ 30,751